Property, plants and equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plants and equipment, net

Note 6 Property, plants and equipment, net

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$’000	HK$’000	US$’000
Machinery & equipment	2,845	2,934	374
Electronic equipment	56	58	7
Office equipment	2,394	2,458	313
Computer software	106	106	14
Motor vehicles	2,459	2,518	321
Total cost	7,860	8,074	1,029
Less: Accumulated depreciation	(6,742)	(7,101)	(905)
Net book value	1,118	973	124

Depreciation expenses recognized for the six months ended June 30, 2024 and 2025 were HK$255,000 and HK$269,000 (US$34,000), respectively.

Note 6 Property, plants and equipment, net

	December 31, 2023	December 31, 2024	December 31, 2024
	HK$’000	HK$’000	US$’000
Machinery & equipment	2,832	2,845	366
Electronic equipment	33	56	7
Office equipment	2,193	2,394	308
Computer software	109	106	8
Motor vehicles	2,471	2,459	317
Total cost	7,638	7,860	1,006
Less: Accumulated depreciation	(6,394)	(6,742)	(862)
Net book value	1,244	1,118	144

Depreciation expenses recognized for the years ended December 31, 2024, 2023 and 2022 were HK$505,000, HK$506,000 and HK$702,000, respectively.